Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	1,800,000,000	600,000,000	600,000,000
Ordinary shares, issued	573,285,824	461,285,824	460,822,640
Ordinary shares, outstanding	573,285,824	461,285,824	460,822,640